DEBT - Summary of Debt Maturities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 472,582
2020	379,677
2021	390,269
2022	27,576
2023	8,136
Thereafter	75,255
Total	1,353,495
Purchase price adjustment of Convertible bond, and deferred charges	(4,453)
Long-term Debt	$ 1,349,042